Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost and Fair Value Debt Securities [Abstract]
Sale proceeds	$ 18,088	$ 8,686
Gross realized gains	113	144
Gross realized losses	(1)	(89)
Gains from securities called or settled by the issuer	$ 1	$ 149